NOTES PAYABLE	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
NOTES PAYABLE
NOTE 7    NOTES PAYABLE

The Company purchased certain machinery and equipment under two note payable agreements with aggregate monthly payments of $4,489, an interest rate between 10.0% and 15.2% and a maturity of January and February 2016. The outstanding principal as of December 31, 2015 was $5,693 which was subsequently paid in 2016.